Pension and Non-pension Post-employment Benefit Plans - Expense Recognized in Consolidated Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Total expense for the year	$ 726.4	$ 711.3	$ 690.9
Pension Plans
Disclosure of defined benefit plans [line items]
Current service cost	2.1	1.7	1.7
Net interest cost (income)	(1.3)	(1.6)	(1.6)
Past service cost and settlement/curtailment losses	1.9	0.0	1.0
Plan administrative expenses and other	1.3	1.1	1.1
Post-employment benefit expense, defined benefit plans	4.0	1.2	2.2
Defined contribution pension plan expense (note 19(c))	9.4	10.0	10.4
Total expense for the year	13.4	11.2	12.6
Other Benefit Plans
Disclosure of defined benefit plans [line items]
Current service cost	2.0	1.9	2.0
Net interest cost (income)	2.6	2.6	2.6
Past service cost and settlement/curtailment losses	0.6	0.0	0.1
Plan administrative expenses and other	0.0	0.0	0.0
Post-employment benefit expense, defined benefit plans	5.2	4.5	4.7
Defined contribution pension plan expense (note 19(c))	0.0	0.0	0.0
Total expense for the year	$ 5.2	$ 4.5	$ 4.7